Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of revenue	$ 37,144,417	$ 43,397,756	$ 44,832,347
Gross profit	10,174,003	10,092,538	10,431,326
Interest expenses	421,085	602,037	740,400
Capital expenditure	182,988	79,273	220,308
Total Packaging [Member]
Revenue from external customers	47,318,420	53,490,294	55,263,673
Cost of revenue	37,144,417	43,397,756	44,832,347
Gross profit	10,174,003	10,092,538	10,431,326
Interest expenses	421,085	602,037	740,400
Depreciation & amortization	302,682	353,208	916,602
Capital expenditure	396,158	81,965	224,528
Segment assets	141,686,597	134,132,004	134,527,058
Segment profit	5,017,546	2,586,196	(10,692,982)
Consumer product
Revenue from external customers	44,631,116	52,969,669	53,411,271
Cost of revenue	34,739,698	42,859,530	43,427,306
Gross profit	9,891,418	10,110,139	9,983,965
Interest expenses	301,467	476,173	265,248
Depreciation & amortization	209,750	237,334	271,536
Capital expenditure	213,601	4,264	11,417
Segment assets	138,747,584	129,508,454	128,727,344
Segment profit	7,135,165	4,299,894	4,810,563
EV [Member]
Revenue from external customers	2,687,304	520,625	1,852,402
Cost of revenue	2,404,719	538,226	1,405,041
Gross profit	282,585	(17,601)	447,361
Interest expenses	119,618	125,864	475,152
Depreciation & amortization	92,932	115,874	645,066
Capital expenditure	182,557	77,701	213,111
Segment assets	2,939,013	4,623,550	5,799,714
Segment profit	$ (2,117,619)	$ (1,713,698)	$ (15,503,545)